Share Capital (Details) - Schedule of weighted average assumptions - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of weighted average assumptions [Abstract]
Stock price (in Dollars per share)	$ 6.47	$ 72.50	$ 62.35
Risk-free interest rate	1.68%	1.50%	1.90%
Expected life	5 years	4 years 292 days	5 years
Annualized volatility	83.00%	143.00%	148.00%
Dividend rate	0.00%	0.00%	0.00%